Share-Based Compensation (Details) (USD $)	1 Months Ended		12 Months Ended				0 Months Ended			12 Months Ended					1 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended
	Nov. 30, 2012 E-House Plan	Oct. 31, 2010 E-House Plan	Dec. 31, 2006 E-House Plan	Dec. 31, 2012 E-House Plan Share Options:	Dec. 31, 2011 E-House Plan Share Options:	Dec. 31, 2010 E-House Plan Share Options:	May 09, 2012 E-House Plan Share Options: Directors item	May 29, 2012 E-House Plan Share Options: Employees item	Apr. 20, 2012 E-House Plan E-House Replacement Options	Dec. 31, 2012 E-House Plan E-House Replacement Options	Dec. 31, 2012 E-House Plan Restricted Shares:	Dec. 31, 2011 E-House Plan Restricted Shares:	Dec. 31, 2010 E-House Plan Restricted Shares:	Dec. 31, 2012 E-House Plan E-House Replacement Restricted Shares	Sep. 30, 2008 CRIC Plan Maximum	Dec. 31, 2012 CRIC Plan Share Options:	Dec. 31, 2011 CRIC Plan Share Options:	Dec. 31, 2010 CRIC Plan Share Options:	Dec. 31, 2011 CRIC Plan Share Options: Group's employees	Dec. 31, 2011 CRIC Plan Share Options: Minimum	Dec. 31, 2011 CRIC Plan Share Options: Maximum	Apr. 20, 2012 CRIC Plan CRIC Replaced Options	Dec. 31, 2012 CRIC Plan CRIC Replaced Options	Dec. 31, 2012 CRIC Plan Restricted Shares:	Dec. 31, 2011 CRIC Plan Restricted Shares:	Dec. 31, 2010 CRIC Plan Restricted Shares:	Dec. 31, 2012 CRIC Plan CRIC Replaced Restricted Shares	Oct. 31, 2009 Options Replacement Program Replacement Options	Dec. 31, 2012 Options Replacement Program Replacement Options	Dec. 31, 2011 Options Replacement Program Replacement Options	Dec. 31, 2010 Options Replacement Program Replacement Options	Oct. 31, 2009 Options Replacement Program Replaced Options
Share-Based Compensation
Number of shares authorized			3,636,364
Number of shares that may be issued as a percentage of total outstanding shares			5.00%												15.00%
Compensation expense				$ 17,157,015	$ 2,903,861	$ 4,157,992					$ 9,348,941	$ 10,668,117	$ 5,403,940			$ 5,781,658	$ 11,740,056	$ 8,584,355						$ 54,688	$ 180,322	$ 180,322			$ 2,751,114	$ 6,348,283	$ 8,679,164
Award vesting period			3 years	3 years							3 years									2 years	3 years
Additional number of shares authorized	1,273,000	4,013,619
Expiration period				10 years													10 years
Options granted for purchase of shares				0	1,994,000	0													8,361,000
Options granted for purchase of shares																16,975,028						16,975,028
Granted (in shares)											1,273,000	28,000	972,000	77,875
Forfeited (in shares)											(71,844)																87,500
Exercise price of shares granted (in dollars per share)					$ 5.31					$ 4.63
Exercise price of shares granted after reduction (in dollars per share)								$ 5.34
Exercise price of shares granted, low end of the range (in dollars per share)								$ 6.75	$ 0.72					$ 3.38			$ 3.75					$ 0.64					$ 3.00
Exercise price of shares granted, high end of the range (in dollars per share)								$ 8.99	$ 8.99					$ 6.75			$ 7.02					$ 8.00					$ 6.00
Incremental compensation cost of the vested options replaced								1,811,935	289,930					0
Number of employees holding options for which exercise price is reduced							3	394
Number of replacement options exchanged with replaced options granted (in shares)									15,107,745																			3,609,000
Fair value of options held by SINA employees attributable to services prior to the replacement date																												6,777,964
Fair value of options held by COHT employees attributable to services prior to the replacement date																												8,182,832
Fair value of options held by COHT employees attributable to services after the replacement date																												27,720,433
Requisite service period over which amount is expected to be recognized																												3 years 3 months 18 days
Assumptions used in the binomial model
Average risk-free rate of return (as a percent)				2.78%	2.54%					2.62%				2.43%			3.22%						2.62%				2.43%
Contractual life of option				8 years 7 days	10 years					7 years 6 months 11 days				10 months 6 days			10 years						7 years 6 months 11 days				10 months 6 days
Average estimated volatility rate (as a percent)				62.23%	77.02%					50.42%				50.42%			70.35%						54.21%				54.21%
Average dividend yield (as a percent)				2.45%	4.11%					2.03%				2.03%			0.00%
Additional disclosure
Weighted-average grant-date fair value of options granted (in dollars per share)																	$ 3.16
Weighted-average grant-date fair value of options granted (in dollars per share)					$ 3.31
Compensation expense				17,157,015	2,903,861	4,157,992					9,348,941	10,668,117	5,403,940			5,781,658	11,740,056	8,584,355						54,688	180,322	180,322			2,751,114	6,348,283	8,679,164
Replacement Date fair value of options (in dollars per share)																												$ 11.44				$ 10.64
Total intrinsic value of options exercised				$ 436,259	$ 422,455	$ 5,177,687										$ 750,115	$ 2,954,839	$ 5,167,543
Total number of options previously granted subject to modification (in shares)							396,050	4,211,879